UNITED STATES
                  SECURITIES AND EXCHANGE COMMISSION
                       Washington, D.C.  20549

                             FORM 13F

Report for the Calendar Year or Quarter Ended: March 31, 2003.

Check here if Amendment [ ]   Amendment Number: _____________
                        [ ]   This amendment is a restatement.
                        [ ]   This amendment adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      ALTA CAPITAL MANAGEMENT, L.L.C.
Address:   136 E. South Temple, #1620, Salt Lake City, UT  84111

Form 13F File Number:   28-7794

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person signing this report on behalf of reporting manager:

Name:      David J. Wagstaff
Title:     Chairman
Phone:     801-532-2777
Signature, Place, and Date of Signing:

           David J. Wagstaff     Salt Lake City, Utah     April 22, 2003



                               FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:            0
Form 13F Information Table Entry Total:       54
Form 13F Information Table Value Total:	      241,552,000



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			                       VALUE	SHARES/	  INVST  VOTE
NAME OF ISSUER	      CLASS     CUSIP	       X$1000	PRN AMT   DSCTN  AUTH

Berkshire Hathaway      B       084670207      14,226     6,657   Sole   None
Costco Wholesale Corp.          22160K105      12,601   419,630   Sole   None
Johnson & Johnson               478160104      10,696   184,824   Sole   None
PepsiCo, Inc.                   713448108      10,045   251,132   Sole   None
Walgreen Company                931422109       9,862   334,523   Sole   None
Wells Fargo & Co.               949746101       9,352   207,871   Sole   None
Microsoft Corp.                 594918104       9,208   380,351   Sole   None
Pfizer, Inc                     717081103       9,200   295,248   Sole   None
Health Mgmt Assoc               421933102       8,974   472,324   Sole   None
Washington Mutual               939322103       8,959   254,012   Sole   None
Comcast Corp.           A       200300200       8,369   304,437   Sole   None
Viacom Inc.             B       925524308       8,220   225,084   Sole   None
Ace Ltd.                        004644100       7,493   258,814   Sole   None
Liberty Media                   530718105       6,929   712,133   Sole   None
ConocoPhillips                  20825C104       6,278   117,124   Sole   None
General Electric                369604103       6,245   244,906   Sole   None
United Technologies             913017109       6,002   103,873   Sole   None
Rent A Center                   76009N100       5,940   108,145   Sole   None
American Standard               029712106       5,697    82,847   Sole   None
Merck & Company, Inc.           589331107       5,614   102,479   Sole   None
Triad Hospitals                 89579K109       5,428   201,801   Sole   None
Medtronic Inc.                  585055106       5,385   119,357   Sole   None
Estee Lauder Company            518439104       5,350   176,235   Sole   None
Intuit                          461202103       5,343   143,627   Sole   None
Yum Brands Inc.                 895953107       5,260   216,213   Sole   None
Alliant Techsystems Inc.        018804104       5,256    97,307   Sole   None
Cendant                         151313103       5,002   393,877   Sole   None
Parker-Hannifin                 701094104       4,647   119,954   Sole   None
Home Depot                      437076102       4,633   190,173   Sole   None
Lincare Holdings Inc            532791100       4,586   149,418   Sole   None
Cisco Systems                   17275R102       4,356   335,627   Sole   None
Darden Restaurants              237194105       3,811   213,513   Sole   None
Berkshire Hathaway      A       084670108       3,381        53   Sole   None
First American Corp             318522307         857    35,130   Sole   None
EchoStar Comm. Corp.            278762109         758    26,240   Sole   None
Chevron Texaco                  166764100         732    11,329   Sole   None
Maverick Tube Corp.             577914104         715    38,425   Sole   None
Sun Microsystems                866810104         603   184,940   Sole   None
General Dynamics                369550108         595    10,803   Sole   None
Dollar Tree Stores Inc.         256747106         496    24,905   Sole   None
Procter and Gamble Co.          742718109         495     5,562   Sole   None
Textron Inc.                    883203101         459    16,715   Sole   None
Advance Auto Parts              00751Y106         433     9,363   Sole   None
Minn Mining and Mfg.            88579Y101         423     3,250   Sole   None
Sunrise Assisted Living         86768K106         421    17,530   Sole   None
Gillette Company                375766102         405    13,075   Sole   None
Coca-Cola Company               191216100         403     9,967   Sole   None
RenassanceRe Hldg.              G7496G103         326     8,150   Sole   None
Matthews International          577128101         326    14,125   Sole   None
Sysco Corp.                     871829107         300    11,800   Sole   None
Timberland Company              887100105         245     5,850   Sole   None
AutoZone Inc.                   053332102         204     2,975   Sole   None
OneCap                          68243P108           4    10,000   Sole   None
Microbest, Inc.                 59500X108           1    13,506   Sole   None

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